Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 42,374.07
Total Fee Amount	42,374.07
Total Transaction Valuation	306,836,147.75
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A